                            MAINSTAY VARIABLE ANNUITY
            INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III SUPPLEMENT TO THE SEMI-ANNUAL REPORT DATED JUNE 30, 1998


This Supplement contains financial statements for the six months ended June 30, 1998 for the M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Investment Divisions of the NYLIAC Variable Annuity Separate Account-III. As of June 30, 1998, there were no premium payments allocated to the M Edinburgh Overseas Equity Investment Division; therefore, no financial statements are presented for that Investment Division. These four Investment Divisions constitute the four additional Investment Divisions to which Policyowners may allocate premium payments under their MainStay Variable Annuity Policies. The Semi-Annual Report for the period ended June 30,1998 for the M Fund, Inc. (of which the four Investment Divisions described above are portfolios) has been attached to this Supplement.






                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1998
(Unaudited)

                                                           M Enhanced                 M Frontier                 M Turner
                                                          U.S. Equity            Capital Appreciation          Core Growth

                                                         -------------------    -----------------------    ---------------------
ASSETS:
   Investment at net asset value
         (Identified Cost: $92,506;
         $65,276; $5,395, respectively)                       $101,828                      $66,382              $5,764
LIABILITIES:
   Liability for mortality and expense risk charges                384                          295                  19
                                                         -------------------    -----------------------    ---------------------
Total equity                                                  $101,444                      $66,087              $5,745
                                                         ===================    =======================    =====================
TOTAL EQUITY REPRESENTED BY:
   Equity of Policyowners:
         Variable accumulation units outstanding:
         8,620; 7,212; 539, respectively                      $101,444                      $66,087              $5,745
                                                         ===================    =======================    =====================
Variable accumulation unit value                                $11.77                        $9.16              $10.65
                                                         ===================    =======================    =====================

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF OPERATIONS
For the six months ended June 30, 1998
(Unaudited)

                                                                     M Enhanced          M Frontier                   M Turner
                                                                    U.S. Equity        Capital Appreciation        Core Growth(a)
                                                                  --------------     ------------------------    -------------------
INVESTMENT LOSS:
   Dividend income                                                        $9                      ---                       $1
   Mortality and expense risk charges                                   (602)                   $(586)                     (18)
                                                                  --------------     ------------------------    -------------------
   Net investment loss                                                  (593)                    (586)                     (17)
                                                                  --------------     ------------------------    -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Proceeds from sale of investments                                  23,234                   20,084                       ---
   Cost of Investments sold                                          (20,123)                 (22,756)                      ---
                                                                  --------------     ------------------------     ------------------
   Net realized gain (loss) on investments                             3,111                   (2,672)                      ---
   Realized gain distribution received                                   271                      351                         1
   Change in unrealized appreciation (depreciation)
    on investments                                                     9,228                    3,126                       368
                                                                  --------------     ------------------------    -------------------
   Net gain on investments                                            12,610                      803                       369
                                                                  --------------     ------------------------    -------------------
   Decrease attributable to funds of New York Life
    Insurance and Annuity Corporation
    retained by Separate Account                                         (36)                     (13)                      (1)
                                                                  --------------     ------------------------    -------------------
   Net increase in total equity
    resulting from operations                                        $11,981                     $206                     $351
                                                                  ==============     ========================    ===================

(a) For the period April 7, 1998 (commencement of investments) through June 30, 1998.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF CHANGES IN TOTAL EQUITY
For the six months ended June 30, 1998 (Unaudited) and the period May 1, 1997 (commencement of operations) through December 31, 1997

                                                                     M Enhanced                 M Frontier              M Turner
                                                                     U.S. Equity            Capital Appreciation       Core Growth
                                                                     -----------            --------------------       -----------
                                                                 1998           1997         1998              1997        1998(a)
                                                             ------------   ----------   --------------    -----------   -----------
INCREASE IN TOTAL EQUITY:
  Operations:
     Net investment loss                                         $(593)         $(1)           $(586)          $(67)         $(17)
     Net realized gain (loss) on investments                     3,111          ---           (2,672)           ---          ---
     Realized gain distribution received                           271          ---              351            428             1
     Change in unrealized appreciation/
      (depreciation) on investments                              9,228           94            3,126         (2,020)         368
     Increase (decrease) attributable to funds of
      New York Life Insurance and Annuity
      Corporation retained by Separate Account                     (36)         ---              (13)             3          (1)
                                                             ------------   ----------   --------------    -----------   -----------
     Net increase (decrease) in total equity
      resulting from operations                                 11,981           93              206         (1,656)          351
                                                             ------------   ----------   --------------    -----------   -----------

  Contributions and Withdrawals:
     Policyowners' premium payments                             26,679          ---           26,837            ---           ---
     Transfers between Investment Divisions                     42,661       20,030              639         40,061         5,394
                                                             ------------   ----------   --------------    -----------   -----------
     Net contributions and withdrawals                          69,340       20,030           27,476         40,061         5,394
                                                             ------------   ----------   --------------    -----------   -----------
     Increase in total equity                                   81,321       20,123           27,682         38,405         5,745
TOTAL EQUITY:
     Beginning of period                                        20,123          ---           38,405            ---           ---
                                                             ------------   ----------   --------------    -----------   -----------
     End of period                                            $101,444      $20,123          $66,087        $38,405        $5,745
                                                             ============   ==========   ==============    ===========   ===========

(a) For the period April 7, 1998 (commencement of investments) through June 30, 1998.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1 - Organization and Accounting Policies:

MainStay Variable Annuity commenced in May of 1997, with the first sale occurring on October 2, 1997. MainStay Variable Annuity invests in NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages(SM) Annuity Separate Account"). The Separate Account was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under Non-Qualified and Qualified Flexible Premium Variable Retirement Annuity Policies issued by New York Life Insurance and Annuity Corporation. The non-qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. MainStay Variable Annuity policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of unaffiliated broker-dealers. NYLIFE Distributors Inc. is a wholly-owned subsidiary of NYLIFE, Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the MainStay Variable Annuity policies are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Morgan Stanley Universal Funds, Inc. and the M Fund, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

     The Separate Account offers thirty variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The policyowners of MainStay Variable Annuity can invest in only twenty-two of the thirty variable Investment Divisions. These financial statements and notes relate only to the following four Investment Divisions: M Enhanced U.S. Equity, M Frontier Capital Appreciation, M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions (the "M Divisions"). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio of the Funds. As of June 30, 1998, there were no premium payments allocated to the M Edinburgh Overseas Equity Investment Division. The first investment into the M Turner Core Growth Investment Division occurred on April 7, 1998.

     Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of the Separate Account in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of New York Life Insurance and Annuity Corporation.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)

NOTE 1 - Organization and Accounting Policies (continued):

     Security Valuation - The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions - Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received - Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


NOTE 2 - Investments (in 000's):

At June 30, 1998, the investment in the M Divisions of the Separate Account are as follows:

                                        M Enhanced                        M Frontier                        M Turner
                                       U.S. Equity                   Capital Appreciation                  Core Growth
                                  -----------------------      ---------------------------------    --------------------------
Number of Shares                             6                                4                                 ---
Identified Cost*                           $93                              $65                                  $5

*The cost stated also represents the aggregate cost for Federal income tax purposes.

Investment activity for the six months ended June 30, 1998 was as follows:

                                        M Enhanced                        M Frontier                        M Turner
                                       U.S. Equity                   Capital Appreciation                  Core Growth
                                  -----------------------      ---------------------------------    --------------------------
Purchases                                  $93                              $48                                  $5

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)

NOTE 3 - Mortality and Expense Risk Charges:

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.40% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of the New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.

NOTE 4 - Distribution of Net Income

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of net premium payments.

NOTE 5 - Cost to Policyowners (in 000's):

At June 30, 1998, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:

                                              M Enhanced               M Frontier                  M Turner
                                              U.S. Equity          Capital Appreciation           Core Growth
                                           ----------------      -------------------------      ------------------
Cost to Policyowners (net of withdrawals)         $90                        $68                        $6
Accumulated net investment loss                    (1)                        (1)                      ---
Accumulated net realized gain (loss)                3                         (2)                      ---
Unrealized appreciation (depreciation)
  on investments                                    9                          1                       ---
                                           ---------------       -----------------------       -------------------
Net amount applicable to Policyowners            $101                        $66                        $6
                                           ===============       =======================       ===================

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)

NOTE 6 - Unit Transactions (in 000's):

Transactions in accumulated units for the six months ended June 30, 1998 and the period May 1, 1997 (commencement of operations) through December 31, 1997, were as follows:

                                                    M Enhanced                   M Frontier               M Turner
                                                    U.S. Equity              Capital Appreciation        Core Growth
                                                    -----------              --------------------        -----------
                                               1998            1997          1998          1997          1998(a)
                                             -----------     ---------     ----------    ----------    ---------------
Units issued on premium payments                   3              ---            3            ---              ---
Units issued on transfers between
   Investment Divisions                            4                2          ---              4                1
                                             -----------     ---------     ----------    ----------    ---------------
   Net Increase                                    7                2            3              4                1
Units outstanding, beginning of period             2              ---            4            ---              ---
                                             -----------     ---------     ----------    ----------    ---------------
Units outsanding, end of period                    9                2            7              4                1
                                             ===========     =========     =========      =========     ==============

(a) For the period April 7, 1998 (commencement of investments) throuth June 30, 1998.

NOTE 7 - Selected Per Unit Data*:

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period with respect to the M Divisions of the Separate Account.

                                                       M Enhanced                     M Frontier               M Turner
                                                      U.S. Equity                Capital Appreciation         Core Growth
                                                      -----------                --------------------         -----------
                                                 1998(c)        1997(a)        1998(c)         1997(a)          1998(b)
                                               -----------    -----------    -----------     ------------     -------------
Unit value, beginning of period                 $10.05           $10.00           $9.04           $10.00           $10.00
Net investment loss                              (0.08)             ---           (0.07)           (0.03)           (0.03)
Net realized and unrealized gains (losses)
on security transactions and realized
capital gain distributions received
(includes the effect of capital share
transactions)                                     1.80             0.05            0.19            (0.93)            0.68
                                               -----------    -----------    -----------     ------------     -------------
Unit value, end of period                       $11.77           $10.05           $9.16            $9.04           $10.65
                                               ===========    ===========    ===========     ============     =============

*Per unit data based on average daily units outstanding during the period.
(a) For the period May 1, 1997 (commencement of operations) through December 31, 1997.
(b) For the period April 7, 1998 (commencement of investments) through June 30, 1998.
(c) For the six months ended June 30, 1998.